Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 22, 2026
Entity File Number	1-13455
Entity Tax Identification Number	74-2148293
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	TETRA Technologies, Inc.
Entity Central Index Key	0000844965
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	May 22, 2026
Common Stock
Cover [Abstract]
Trading Symbol	TTI
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	TTI
Title of 12(b) Security	Common Stock
Series A Preferred Stock
Cover [Abstract]
Trading Symbol	NA
Security Exchange Name	NYSE
Title of 12(b) Security	Preferred Share Purchase Right
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	NA
Title of 12(b) Security	Preferred Share Purchase Right